EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Accumulated Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Retirement Benefits [Abstract]
Projected benefit obligation	$ 2,516.2	$ 2,325.8
Accumulated benefit obligation	2,513.4	2,323.9
Fair value of plan assets	$ 1,743.7	$ 1,847.0